ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.       Name and address of issuer:

         The Torray Fund
         6610 Rockledge Drive
         Bethesda, Maryland 20817
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2.       Name of each series or class of funds for which this notice is filed:

         N/A

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3.       Investment Company Act File Number:  811-06096

         Securities Act File Number:  33-34411

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4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996
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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         N/A
                                                                          [ ]



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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A
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7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         N/A
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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         N/A
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9.       Number and aggregate sale price of securities sold during the fiscal year:

         2,666,305
         $60,693,638
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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         2,666,305
         $60,693,638
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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

         109,550
         $2,717,587




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12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                            $  60,693,638

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                             + $2,717,587

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                             - $14,424,162

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                 +  N/A

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] :
                                                               $48,987,063

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                         x 1/33rd of one percent

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:


                                                               $14,843.08
INSTRUCTION:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.





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13.      Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]


         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           February 21, 1997



                                   SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*           /s/ William M. Lane
                                    _________________________
                                    William M Lane, Secretary



Date:  February 21, 1997

 * Please print the name and title of the signing officer below the signature.




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                                                 February 24, 1997


The Torray Fund
6610 Rockledge Drive
Suite 450
Bethesda, MD  20817

                  Re:      The Torray Fund

Ladies and Gentlemen:

The Torray Fund (the "Fund") is a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Bethesda, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to units of beneficial interest ("shares") of the Fund, without par value, sold in reliance upon Rule 24f-2 during its fiscal year ended December 31, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares which have been offered under a Prospectus included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act.

We are of the opinion that such shares, when sold and issued in return for the payment described in the Fund's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.

Very truly yours,





cc:      Mr. William M Lane